Operating expenses - Narrative (Details) € in Millions	12 Months Ended
	Mar. 31, 2023 EUR (€) employee	Mar. 31, 2022 EUR (€) employee	Mar. 31, 2021 EUR (€) employee
Disclosure of attribution of expenses by nature to their function [line items]
Average number of employees | employee	1,617	1,338	1,426
Income from government grants	€ 2.0	€ 9.0	€ 18.3
ZigZag
Disclosure of attribution of expenses by nature to their function [line items]
Earn-out provision released		€ 9.6